Partners' Capital (Components of Net Income (Loss) Attributable to Non-Controlling Interests) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Distribution Made to Limited Partner [Line Items]
CEQP net income attributable to non-controlling partners	$ 5.9	$ 5.6	$ 23.1	$ 16.8	$ 4.9
Limited Partner
Distribution Made to Limited Partner [Line Items]
CEQP net income attributable to non-controlling partners	0.0	(5.0)
Preferred Units, Class A
Distribution Made to Limited Partner [Line Items]
CEQP net income attributable to non-controlling partners	0.0	9.2	23.1	17.2	0.0
Crestwood Niobrara LLC
Distribution Made to Limited Partner [Line Items]
CEQP net income attributable to non-controlling partners	5.9	5.6	23.1	16.8	4.9
Crestwood Equity Partners LP
Distribution Made to Limited Partner [Line Items]
CEQP net income attributable to non-controlling partners	$ 5.9	$ 9.8	$ (636.8)	$ (66.8)	$ (57.3)